Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2)(4) ($)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income(6) ($, in millions)	Adjusted EBITDA(7) ($, in millions)
2023	12,899,559	9,465,171	3,335,968	2,605,155	183.54	143.73	1,825	2,748
2022	14,279,027	33,759,455	3,547,447	7,453,688	192.66	171.23	3,937	5,884
2021	11,685,670	31,665,167	3,034,079	6,990,851	157.58	160.92	1,260	2,743
2020	9,705,007	2,779,177	2,393,762	1,125,081	84.22	103.42	432	1,341

(1)
Our principal executive officer (PEO) for each of the fiscal years 2023, 2022, 2021 and 2020 is Mr. Will. Our other named executive officers for each of the fiscal years 2023, 2022, 2021 and 2020 are Mr. Bohn, Mr. Barnard, Mr. Frost and Ms. Menzel.

(2)
The amounts shown as compensation actually paid have been calculated in accordance with SEC rules and do not reflect compensation actually realized or received by the company’s named executive officers. As described in footnote 3 of the summary compensation table, our assumptions with respect to the FASB ASC Topic 718 valuation of our equity awards granted in 2023 are described in the footnotes to our audited financial statements as of and for the year ended December 31, 2023. In accordance with SEC rules, the aggregate grant date fair value of the PRSUs is calculated based on the probable outcome of the performance conditions as of the grant date, which, for the PRSUs reflected in the summary compensation table for each of the fiscal years 2020, 2021, 2022 and 2023, was target level performance. In accordance with SEC rules, the change in fair value of the PRSUs as of the end of each of the fiscal years 2020, 2021, 2022 and 2023 is based upon the probable outcome of the performance conditions as of the last day of the applicable fiscal year. The amounts included in the columns in footnotes 3 and 4 below identified as “Year-End Fair Value of Equity Awards Granted During Applicable Year,” “Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End,” and “Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year,” are based on the probable outcome, as of the last day of the applicable fiscal year, of the PRSU performance conditions, reflecting the actual outcome of the performance conditions of the applicable PRSU awards to date as of the last day of such fiscal year. For more information regarding how we determine the number of PRSUs earned, see “Compensation Discussion and Analysis — Compensation Discussion and Analysis: In Detail — Review and Approval of 2023 Long-Term Incentives — How We Determine the Number of PRSUs Earned.”

(3)
The following table discloses the amounts deducted from and added to the total compensation of our principal executive officer in determining our principal executive officer’s compensation actually paid (determined as described in footnote 2 above) for each fiscal year shown in the pay for performance table:

Year	Summary Compen- sation Table Total ($)	Minus: Change in Pension Value and Nonqualified Deferred Compen- sation Earnings ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year- End ($)	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Compen- sation Actually Paid ($)
2023	12,899,559	39,712	—	8,754,185	10,529,242	(5,235,905)	66,172	9,465,171
2022	14,279,027	40,080	81,498	9,198,580	18,434,354	5,027,737	5,175,500	33,759,455
2021	11,685,670	72,771	73,194	6,767,986	18,506,213	7,552,436	688,411	31,665,167
2020	9,705,007	124,968	70,767	6,260,802	5,198,095	(3,581,626)	(2,227,296)	2,779,177

The following table discloses the amounts deducted from and added to the average total compensation of our named executive officers, other than our principal executive officer, in determining those named executive officers’ average compensation actually paid (determined as described in footnote 2 above) for each fiscal year shown in the pay for performance table:

Year	Summary Compen- sation Table Total ($)	Minus: Change in Pension Value and Nonqualified Deferred Compen- sation Earnings ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Compen- sation Actually Paid ($)
2023	3,335,968	15,847	—	1,926,657	2,313,447	(1,112,534)	10,779	2,605,155
2022	3,547,447	22,240	31,035	1,867,438	3,769,427	1,019,332	976,124	7,453,688
2021	3,034,079	34,549	32,057	1,403,170	3,805,073	1,430,716	126,645	6,990,851
2020	2,393,762	51,596	31,215	1,185,711	982,623	(662,964)	(382,248)	1,125,081

(5)
Each of the peer group companies is a publicly traded manufacturer of agricultural chemical fertilizers. The companies comprising the peer group are CVR Partners LP, Incitec Pivot Limited, LSB Industries, Inc., Nutrien Ltd., OCI N.V., The Mosaic Company and Yara International ASA. For Yara International ASA, Incitec Pivot Limited and OCI N.V., we used their respective home exchange stock prices, converted into U.S. dollars, to calculate their total shareholder return.

(6)
We have a strategic venture with CHS Inc. (CHS) under which CHS owns an equity interest in CF Industries Nitrogen, LLC (CFN), an indirect subsidiary of CF Industries Holdings, Inc., which represents approximately 11% of the membership interests of CFN. Net income represents our net earnings, which includes net earnings attributable to CHS’s noncontrolling interest in the company. Our net earnings attributable to common stockholders for the years ended December 31, 2023, 2022, 2021 and 2020 was $1,512 million, $3,346 million, $917 million and $317 million, respectively. For more information regarding our strategic venture with CHS, see Note 1 — Noncontrolling Interest in Notes to Consolidated Financial Statements in Item 8 of our 2023 Annual Report.
(7)
See “Compensation Discussion and Analysis — Compensation Discussion and Analysis: In Detail — Key Elements of NEO Compensation Program — Our Metrics Defined” on page 59 for the definition of Adjusted EBITDA and a description of how Adjusted EBITDA is calculated from net earnings attributable to common stockholders in our audited financial statements.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Our principal executive officer (PEO) for each of the fiscal years 2023, 2022, 2021 and 2020 is Mr. Will. Our other named executive officers for each of the fiscal years 2023, 2022, 2021 and 2020 are Mr. Bohn, Mr. Barnard, Mr. Frost and Ms. Menzel.

Peer Group Issuers, Footnote
(5)
Each of the peer group companies is a publicly traded manufacturer of agricultural chemical fertilizers. The companies comprising the peer group are CVR Partners LP, Incitec Pivot Limited, LSB Industries, Inc., Nutrien Ltd., OCI N.V., The Mosaic Company and Yara International ASA. For Yara International ASA, Incitec Pivot Limited and OCI N.V., we used their respective home exchange stock prices, converted into U.S. dollars, to calculate their total shareholder return.

PEO Total Compensation Amount	$ 12,899,559	$ 14,279,027	$ 11,685,670	$ 9,705,007
PEO Actually Paid Compensation Amount	$ 9,465,171	33,759,455	31,665,167	2,779,177
Adjustment To PEO Compensation, Footnote
(1)
Our principal executive officer (PEO) for each of the fiscal years 2023, 2022, 2021 and 2020 is Mr. Will. Our other named executive officers for each of the fiscal years 2023, 2022, 2021 and 2020 are Mr. Bohn, Mr. Barnard, Mr. Frost and Ms. Menzel.

(2)
The amounts shown as compensation actually paid have been calculated in accordance with SEC rules and do not reflect compensation actually realized or received by the company’s named executive officers. As described in footnote 3 of the summary compensation table, our assumptions with respect to the FASB ASC Topic 718 valuation of our equity awards granted in 2023 are described in the footnotes to our audited financial statements as of and for the year ended December 31, 2023. In accordance with SEC rules, the aggregate grant date fair value of the PRSUs is calculated based on the probable outcome of the performance conditions as of the grant date, which, for the PRSUs reflected in the summary compensation table for each of the fiscal years 2020, 2021, 2022 and 2023, was target level performance. In accordance with SEC rules, the change in fair value of the PRSUs as of the end of each of the fiscal years 2020, 2021, 2022 and 2023 is based upon the probable outcome of the performance conditions as of the last day of the applicable fiscal year. The amounts included in the columns in footnotes 3 and 4 below identified as “Year-End Fair Value of Equity Awards Granted During Applicable Year,” “Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End,” and “Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year,” are based on the probable outcome, as of the last day of the applicable fiscal year, of the PRSU performance conditions, reflecting the actual outcome of the performance conditions of the applicable PRSU awards to date as of the last day of such fiscal year. For more information regarding how we determine the number of PRSUs earned, see “Compensation Discussion and Analysis — Compensation Discussion and Analysis: In Detail — Review and Approval of 2023 Long-Term Incentives — How We Determine the Number of PRSUs Earned.”

(3)
The following table discloses the amounts deducted from and added to the total compensation of our principal executive officer in determining our principal executive officer’s compensation actually paid (determined as described in footnote 2 above) for each fiscal year shown in the pay for performance table:
Year	Summary Compen- sation Table Total ($)	Minus: Change in Pension Value and Nonqualified Deferred Compen- sation Earnings ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year- End ($)	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Compen- sation Actually Paid ($)
2023	12,899,559	39,712	—	8,754,185	10,529,242	(5,235,905)	66,172	9,465,171
2022	14,279,027	40,080	81,498	9,198,580	18,434,354	5,027,737	5,175,500	33,759,455
2021	11,685,670	72,771	73,194	6,767,986	18,506,213	7,552,436	688,411	31,665,167
2020	9,705,007	124,968	70,767	6,260,802	5,198,095	(3,581,626)	(2,227,296)	2,779,177

Non-PEO NEO Average Total Compensation Amount	$ 3,335,968	3,547,447	3,034,079	2,393,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,605,155	7,453,688	6,990,851	1,125,081
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Our principal executive officer (PEO) for each of the fiscal years 2023, 2022, 2021 and 2020 is Mr. Will. Our other named executive officers for each of the fiscal years 2023, 2022, 2021 and 2020 are Mr. Bohn, Mr. Barnard, Mr. Frost and Ms. Menzel.

(2)
The amounts shown as compensation actually paid have been calculated in accordance with SEC rules and do not reflect compensation actually realized or received by the company’s named executive officers. As described in footnote 3 of the summary compensation table, our assumptions with respect to the FASB ASC Topic 718 valuation of our equity awards granted in 2023 are described in the footnotes to our audited financial statements as of and for the year ended December 31, 2023. In accordance with SEC rules, the aggregate grant date fair value of the PRSUs is calculated based on the probable outcome of the performance conditions as of the grant date, which, for the PRSUs reflected in the summary compensation table for each of the fiscal years 2020, 2021, 2022 and 2023, was target level performance. In accordance with SEC rules, the change in fair value of the PRSUs as of the end of each of the fiscal years 2020, 2021, 2022 and 2023 is based upon the probable outcome of the performance conditions as of the last day of the applicable fiscal year. The amounts included in the columns in footnotes 3 and 4 below identified as “Year-End Fair Value of Equity Awards Granted During Applicable Year,” “Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End,” and “Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year,” are based on the probable outcome, as of the last day of the applicable fiscal year, of the PRSU performance conditions, reflecting the actual outcome of the performance conditions of the applicable PRSU awards to date as of the last day of such fiscal year. For more information regarding how we determine the number of PRSUs earned, see “Compensation Discussion and Analysis — Compensation Discussion and Analysis: In Detail — Review and Approval of 2023 Long-Term Incentives — How We Determine the Number of PRSUs Earned.”
The following table discloses the amounts deducted from and added to the average total compensation of our named executive officers, other than our principal executive officer, in determining those named executive officers’ average compensation actually paid (determined as described in footnote 2 above) for each fiscal year shown in the pay for performance table:
Year	Summary Compen- sation Table Total ($)	Minus: Change in Pension Value and Nonqualified Deferred Compen- sation Earnings ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Compen- sation Actually Paid ($)
2023	3,335,968	15,847	—	1,926,657	2,313,447	(1,112,534)	10,779	2,605,155
2022	3,547,447	22,240	31,035	1,867,438	3,769,427	1,019,332	976,124	7,453,688
2021	3,034,079	34,549	32,057	1,403,170	3,805,073	1,430,716	126,645	6,990,851
2020	2,393,762	51,596	31,215	1,185,711	982,623	(662,964)	(382,248)	1,125,081

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Comparison of Total Shareholder Return
Tabular List, Table
Most Important Financial Performance Measures
Our compensation and management development committee selects performance metrics for our incentive compensation programs that align executive interests with those of our shareholders. See “Compensation Discussion and Analysis — Compensation Discussion and Analysis: In Detail — Key Elements of NEO Compensation Program” on page 59 for the definition of these metrics and further explanation of how our compensation metrics in our annual incentive plan and long-term incentive plan tie to our business strategy. Below in an unranked order are the most important financial performance measures used for the fiscal year ended December 31, 2023.
Metric	Alignment
Adjusted EBITDA	Adjusted EBITDA is a cornerstone of our annual incentive program. It is the primary metric by which we measure our profitability and by which investors measure our performance.
Return on Net Assets (RONA)	Our PRSU awards are subject to three-year vesting criteria based on RONA over three one-year periods. RONA is correlated with long-term total shareholder return and is viewed as an indicator of the results of management’s operating decisions.
Total Shareholder Return (TSR)	Our PRSU awards have a modifier pursuant to which the number of shares earned based on RONA may be increased or decreased by up to 20% based on our three-year TSR as compared to threshold, target and maximum levels of performance. Use of TSR as a performance measure establishes a clear linkage between executive incentives and shareholder value creation.

Total Shareholder Return Amount	$ 183.54	192.66	157.58	84.22
Peer Group Total Shareholder Return Amount	143.73	171.23	160.92	103.42
Net Income (Loss)	$ 1,825,000,000	$ 3,937,000,000	$ 1,260,000,000	$ 432,000,000
Company Selected Measure Amount	2,748,000,000	5,884,000,000	2,743,000,000	1,341,000,000
PEO Name	Mr. Will
Percentage of Membership Interest	11.00%
Net Income (Loss) Available to Common Stockholders, Basic	$ 1,512,000,000	$ 3,346,000,000	$ 917,000,000	$ 317,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)
See “Compensation Discussion and Analysis — Compensation Discussion and Analysis: In Detail — Key Elements of NEO Compensation Program — Our Metrics Defined” on page 59 for the definition of Adjusted EBITDA and a description of how Adjusted EBITDA is calculated from net earnings attributable to common stockholders in our audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Net Assets (RONA)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
PEO | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,712)	(40,080)	(72,771)	(124,968)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		81,498	73,194	70,767
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,754,185)	(9,198,580)	(6,767,986)	(6,260,802)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,529,242	18,434,354	18,506,213	5,198,095
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,235,905)	5,027,737	7,552,436	(3,581,626)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,172	5,175,500	688,411	(2,227,296)
Non-PEO NEO | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,847)	(22,240)	(34,549)	(51,596)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		31,035	32,057	31,215
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,926,657)	(1,867,438)	(1,403,170)	(1,185,711)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,313,447	3,769,427	3,805,073	982,623
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,112,534)	1,019,332	1,430,716	(662,964)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,779	$ 976,124	$ 126,645	$ (382,248)